Advance to Suppliers (Tables)	12 Months Ended
Dec. 31, 2022
Advance to Suppliers [Abstract]
Schedule of Advance to Suppliers	Advance to suppliers consisted of the following:
	As of December 31,
	2021	2022
	RMB	RMB	US$
Advance to suppliers	76,444	15,359	2,227
Less: Allowance for doubtful accounts	-	(8,366)	(1,213)
	76,444	6,993	1,014

Schedule of Allowance for Doubtful Accounts	As of December 31, 2021 and 2022, the balance of advance to suppliers mainly represented the prepayments in relation to the development and purchase of battery swapping stations as well as developing UOTTA-powered EVs. An analysis of the allowance for doubtful accounts was as follows:
	As of December 31,
	2021	2022
	RMB	RMB	US$
Balance at beginning of the year	-	-	-
Additional allowance charged to expense	-	(8,366)	(1,213)
Balance at the end of the year	-	(8,366)	(1,213)